Derivative Assets and Derivative Liabilities (Schedule of Derivative Gain (Loss) Settled and Open Positions) (Details) - Option and Forward Contracts [member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / T	Dec. 31, 2017 USD ($) $ / T
Zinc Commodity [member]
Disclosure of financial assets and liabilities [line items]
Tonnes settled	8,000	7,803
Average settled price per tonne	2,925	2,894
Settlement gains (losses) | $	$ (49)	$ (1,521)
Open positions - tonnes	4,500	6,500
Unrealized gains (losses) | $	$ 4,630	$ (2,957)
Zinc Commodity [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	3,050	2,500
Zinc Commodity [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	3,300	3,190
Lead Commodity [member]
Disclosure of financial assets and liabilities [line items]
Tonnes settled	6,000	4,465
Average settled price per tonne	2,302	2,361
Settlement gains (losses) | $	$ 443	$ 19
Open positions - tonnes		6,000
Unrealized gains (losses) | $	$ 344	$ (344)
Lead Commodity [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne		2,100
Lead Commodity [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne		2,689